Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Tax Assets And Liabilities
Schedule of total charge for the year can be reconciled to accounting profit
Thousand of reais	2022	2021	2020

Operating Profit Before Tax	19,574,727	24,750,329	9,663,975
Rates (25% income tax and 20% social contribution tax) (4)	(8,890,954)	(12,375,164)	(4,348,789)
PIS and COFINS (net of income and social contribution taxes) (1)	(3,629,609)	(1,679,789)	(1,589,260)
Non-taxable/Non-deductible:
Equity in affiliates	3,880	72,114	85,723
Goodwill	-	(559,247)	(183,854)
Exchange variation - foreign branches (2)	-	768,902	6,831,484
Net Indeductible Expenses of Non-Taxable Income (3)	1,161,311	(230,958)	(57,663)
Adjustments:
Constitution of income and social contribution taxes on temporary differences	312,227	264,191	551,983
Interest on Equity	2,361,830	1,820,072	1,478,138
CSLL Aliquot Differential Effect (4)	715,075	1,192,687	353,777
Other adjustments	2,730,988	1,536,187	665,239
Income taxes	(5,235,252)	(9,191,005)	3,786,778
Of which:
Current tax	(4,597,818)	(8,087,119)	(5,111,380)
Deferred taxes	(637,434)	(1,103,886)	8,898,158
Taxes paid in the year	(6,077,436)	(4,534,538)	(1,269,150)

(1) PIS and COFINS are considered as components of the profit base (net base of certain revenues and expenses); therefore, and in accordance with IAS 12, they are accounted for as income taxes.

(2) Permanent differences related to investment in subsidiaries abroad are considered as non-taxable/deductible (see details below).

(3) Includes, mainly, the tax effect on income from updates of judicial deposits and other income and expenses that do not qualify as temporary differences.

(4) In 2021, Law No. 14,183/2021 increased the CSLL rate for financial companies from 15% to 20% and for banks from 20% to 25% from July to December 2021. In 2022, CSLL was increased from 15% to 16% for Financial companies and from 20% to 21% from August to December 2022, in accordance with Law 14,446/22. Financial) and 21% (Banks). In addition to the recurring events shown in this line, the relative values of the judgment of Theme 962 by the Federal Supreme Court (STF) were also recognized, the non-incidence of IRPJ and CSLL on the amounts related to the Selic rate of repetition of tax overpayment.

Schedule of foreign exchange variations recorded as a result of foreign investments
	2022	2021	2020
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	(2,643,931)	3,862,128	16,791,857
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	2,773,337	(6,374,108)	(30,374,869)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	(129,406)	275,052	311,819
Tax effect of derivative contracts used as hedge - IR / CS	-	2,236,928	13,271,193

Schedule of effective tax rate
Thousand of reais	2022	2021	2020

Operating Profit Before Tax	19,574,727	24,750,329	9,663,975
Income tax	(5,235,252)	(9,191,005)	3,786,778
Effective tax rate	26.74%	37.13%	-39.18%

Schedule of Bank recognized the following amounts in consolidated equity
Thousand of reais	2022	2021	2020

Tax credited to equity	4,853,421	4,583,297	3,008,035
Measurement at fair value through other comprehensive income	2,061,631	1,978,165	472,472
Measurement of cash flow hedges	758,045	388,307	1,533
Measurement of investment hedges	562,352	562,353	562,353
Defined benefit plan	1,471,393	1,654,472	1,971,677
Tax charged to equity	(1,474,107)	(2,349,500)	(3,087,311)
Measurement at fair value through other comprehensive income	(1,465,965)	(2,340,394)	(2,700,991)
Measurement of cash flow hedges	-	-	(386,284)
Defined benefit plan	(8,142)	(9,106)	(36)
Total	3,379,314	2,233,797	(79,276)

Schedule of Balances of Tax assets - Deferred and Tax liabilities - Deferred
Thousand of reais	2022	2021	2020

Tax assets:	38,607,588	37,640,297	37,981,698
Of which:
Temporary differences (1)	33,086,551	32,884,314	32,113,436
Tax loss carry forwards	5,521,037	4,755,983	5,693,104
Social contribution taxes 18%	-	-	175,158
Total deferred tax assets	38,607,588	37,640,297	37,981,698

Tax liabilities:	3,642,000	2,225,190	4,546,595
Of which:
Excess depreciation of leased assets	289,026	-	166,903
Adjustment to fair value of trading securities and derivatives	3,352,974	2,225,190	4,379,692
Total deferred tax liabilities	3,642,000	2,225,190	4,546,595
(1)	Temporary differences mainly refer to impairment losses on loans and receivables, provisions for legal and administrative proceedings and the effect of the fair value of financial instruments.

Schedule of Changes in the balances of Tax Assets - Deferred and Tax Liabilities - Deferred
Thousand of reais	Balances at December 31, 2021	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2022

Tax assets:	37,640,297	2,834,405	(735,734)	(1,131,380)	-	38,607,588
Temporary differences	32,884,314	2,069,351	(735,734)	(1,131,380)	-	33,086,551
Tax loss carry forwards	4,755,983	765,054	-	-	-	5,521,037
Tax liabilities:	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Temporary differences	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Total	35,415,107	(64,318)	(87,878)	(297,323)	-	34,965,588

Thousand of reais	Balances at December 31, 2020	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2021

Tax assets:	37,999,396	(3,609,495)	1,696,091	1,554,305	-	37,640,297
Temporary differences	32,131,133	(2,497,215)	1,696,091	1,554,305	-	32,884,314
Tax loss carry forwards	5,693,104	(937,121)	-	-	-	4,755,983
Social contribution taxes 18%	175,159	(175,159)	-	-	-	-
Tax liabilities:	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Temporary differences	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Total	33,452,801	(2,265,227)	2,673,228	1,554,305	-	35,415,107

Thousand of reais	Balances at December 31, 2019	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2020

Tax assets:	30,295,060	8,362,100	(400,583)	(418,784)	161,603	37,981,699
Temporary differences	29,565,700	3,223,197	(400,583)	(418,784)	161,603	32,113,436
Tax loss carry forwards	367,120	5,325,984	-	-	-	5,693,104
Social contribution taxes 18%	362,240	(187,081)	-	-	-	175,159
Deferred tax liabilities:	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Temporary differences	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Total	24,754,187	8,232,869	662,577	(358,435)	161,603	33,435,104
(1)	Refers to tax recognized in equity.
(2)	In 2022, it refers mainly to the net of deferred taxes in the amount of R$(297,323) (2021 – R$1,572,002 and 2020 – R$358,435), which have the same counterparty and realization period.

Schedule of expected realization of deferred tax assets
	Tax assets				Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%	Total	Temporary differences	Total
2023	11,738,573	94,081	-	11,832,654	674,661	674,661
2024	9,210,122	110,376	-	9,320,498	691,457	691,457
2025	9,001,904	850,688	-	9,852,592	506,886	506,886
2026	1,577,206	5,097	-	1,582,303	853,414	853,414
2027	986,375	4,029	-	990,404	853,414	853,414
2028 to 2032	572,371	4,456,766	-	5,029,137	62,168	62,168
Total	33,086,551	5,521,037	-	38,607,588	3,642,000	3,642,000